Nature of business and organization (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
C Q B V I [Member]
Place of incorporation	A British Virgin Islands company
Incorporation date	Incorporated on December 14, 2015
Principal activites	A holding company
Ownership	100% owned by CDT Cayman
C Q B V I [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Place of incorporation		A British Virgin Islands company
Incorporation date		Incorporated on December 14, 2015
Principal activites		A holding company
Ownership		100% owned by CDT Cayman
C D T B V I [Member]
Place of incorporation	A British Virgin Islands company
Incorporation date	Incorporated on June 26, 2015
Principal activites	A holding company
Ownership	100% owned by CDT Cayman
C D T B V I [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Place of incorporation		A British Virgin Islands company
Incorporation date		Incorporated on June 26, 2015
Principal activites		A holding company
Ownership		100% owned by CDT Cayman
Ultra H K [Member]
Place of incorporation	A Hong Kong company
Incorporation date	Incorporated on February 27, 2015
Principal activites	A holding company
Ownership	100% owned by CQ BVI
Ultra H K [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Place of incorporation		A Hong Kong company
Incorporation date		Incorporated on February 27, 2015
Principal activites		A holding company
Ownership		100% owned by CQ BVI
C D T H K [Member]
Place of incorporation	A Hong Kong company
Incorporation date	Incorporated on July 30, 2015
Principal activites	A holding company
Ownership	100% owned by CDT BVI
C D T H K [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Place of incorporation		A Hong Kong company
Incorporation date		Incorporated on July 30, 2015
Principal activites		A holding company
Ownership		100% owned by CDT BVI
Shenzhen C D T [Member]
Incorporation date	Incorporated on August 27, 2012
Principal activites	Developing, producing, selling and installing sewage treatment systems and providing sewage treatment services
Ownership	100% collectively owned by Ultra HK (15%) and CDT HK (85%)
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 60,000,000
Shenzhen C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on August 27, 2012
Principal activites		Developing, producing, selling and installing sewage treatment systems and providing sewage treatment services
Ownership		100% collectively owned by Ultra HK (15%) and CDT HK (85%)
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 60,000,000
B J C D T [Member]
Incorporation date	Incorporated on April 25, 2016
Principal activites	Providing sewage treatment services
Ownership	100% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 20,000,000
B J C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on April 25, 2016
Principal activites		Providing sewage treatment services
Ownership		100% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 20,000,000
F J L S Y [Member]
Incorporation date	Incorporated on March 13, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
F J L S Y [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on March 13, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
T J C D T [Member]
Incorporation date	Incorporated on October 22, 2014
Principal activites	Providing sewage treatment services
Ownership	100% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 10,000,000
T J C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on October 22, 2014
Principal activites		Providing sewage treatment services
Ownership		100% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 10,000,000
C D C D T [Member]
Incorporation date	Incorporated on March 26, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
C D C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on March 26, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
B J C X C D T [Member]
Incorporation date	Incorporated on September 7, 2016
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
B J C X C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on September 7, 2016
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
B D C D T [Member]
Incorporation date	Incorporated on October 21, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
B D C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on October 21, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
H S C D T [Member]
Incorporation date	Incorporated on May 18, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 3,000,000
H S C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on May 18, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 3,000,000
G X C D T [Member]
Incorporation date	Incorporated on January 29, 2016
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
G X C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on January 29, 2016
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
H Z C D T [Member]
Incorporation date	Incorporated on February 6, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
H Z C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on February 6, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
H H H T C D T [Member]
Incorporation date	Incorporated on February 11, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
H H H T C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on February 11, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
T Y C D T [Member]
Incorporation date	Incorporated on March 23, 2015
Principal activites	Providing sewage treatment services
Ownership	51% owned by Shenzhen CDT
Nature of company	A PRC limited liability company
Registered capital	Registered capital of RMB 5,000,000
T Y C D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on March 23, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000
X M Y D T [Member] | Cdt Environmental Technology Investment Holdings Limited And Subsidiaries [Member]
Incorporation date		Incorporated on April 9, 2015
Principal activites		Providing sewage treatment services
Ownership		51% owned by Shenzhen CDT
Nature of company		A PRC limited liability company
Registered capital		Registered capital of RMB 5,000,000